GOLDMAN SACHS TRUST II

Goldman Sachs Multi-Manager Global Equity Fund

(the “Fund”)

Supplement dated May 21, 2020 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2020, as supplemented

Effective immediately, Legal & General Investment Management America, Inc. (“LGIMA”) will no longer be an Underlying Manager (investment subadviser) for the Fund. Accordingly, all references to LGIMA in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

SMACUMCHGSTK 05-20